UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number: 028-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Fournier
Title:    Managing Member
Phone:    (973) 701-1100


Signature, Place and Date of Signing:


/s/ Alan Fournier              Chatham, New Jersey             May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          4

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:    $4,422,699
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number       Name

1.      028-13560                  Pennant Master Fund, L.P.

2.      028-13561                  Pennant Windward Master Fund, L.P.

3.      028-13288                  Broadway Gate Master Fund, Ltd.

4.      028-10746                  Pennant General Partner, LLC



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
                                                     FORM 13F INFORMATION TABLE
                                                  Pennant Capital Management, LLC
                                                           March 31, 2012

COLUMN 1                        COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------  --------- --------    -------------------- ----------  --------  ---------------------
                                                         VALUE       SHS OR    SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT   PRN  CALL DISCRETION   MGRS       SOLE    SHARED NONE
--------------                --------------  --------- --------    ---------  ---  ---- ----------  --------  --------- ------ ----
AEROFLEX HLDG CORP            COM             007767106   39,377    3,534,708  SH        Defined     1,3,4     3,534,708
AMGEN INC                     COM             031162100    9,176      135,000  SH        Defined     1,2,4       135,000
APPLE INC                     COM             037833100  194,227      323,955  SH        Defined     1,2,4       323,955
BROADCOM CORP                 CL A            111320107   15,720      400,000  SH        Defined     1,2,4       400,000
CANADIAN NAT RES LTD          COM             136385101   10,784      325,000  SH        Defined     1,2,4       325,000
CITIGROUP INC                 COM NEW         172967424  120,291    3,291,122  SH        Defined     1,2,3,4   3,291,122
COCA COLA ENTERPRISES INC NE  COM             19122T109  149,409    5,224,106  SH        Defined     1,2,3,4   5,224,106
DAVITA INC                    COM             23918K108  279,543    3,100,181  SH        Defined     1,2,3,4   3,100,181
DOLLAR GEN CORP NEW           COM             256677105  204,505    4,426,516  SH        Defined     1,2,3,4   4,426,516
FAMILY DLR STORES INC         COM             307000109  181,442    2,867,281  SH        Defined     1,2,3,4   2,867,281
FIDELITY NATL INFORMATION SV  COM             31620M106  266,256    8,039,144  SH        Defined     1,2,3,4   8,039,144
FLUOR CORP NEW                COM             343412102   24,616      410,000  SH        Defined     1,2,4       410,000
FOSTER WHEELER AG             COM             H27178104   15,818      695,000  SH        Defined     1,2,4       695,000
GOOGLE INC                    CL A            38259P508   88,805      138,489  SH        Defined     1,2,4       138,489
HOLOGIC INC                   COM             436440101   70,404    3,267,027  SH        Defined     1,2,4     3,267,027
HUMAN GENOME SCIENCES INC     COM             444903108    3,626      440,000  SH        Defined     1,2,4       440,000
HUNTINGTON INGALLS INDS INC   COM             446413106  174,943    4,347,499  SH        Defined     1,2,3,4   4,347,499
MIDDLEBY CORP                 COM             596278101   34,685      342,809  SH        Defined     3,4         342,809
NVR INC                       COM             62944T105  187,475      258,113  SH        Defined     1,2,3,4     258,113
OLD REP INTL CORP             COM             680223104   52,495    4,975,868  SH        Defined     1,2,4     4,975,868
PHH CORP                      COM NEW         693320202   85,249    5,510,629  SH        Defined     1,2,3,4   5,510,629
PHH CORP                      NOTE 4.000% 4/1 693320AH6   23,931   23,900,000  PRN       Defined     1,2,4    23,900,000
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG  71654V101   27,349    1,070,000  SH        Defined     1,2,4     1,070,000
PFIZER INC                    COM             717081103   82,803    3,656,574  SH        Defined     2,4       3,656,574
PRICELINE COM INC             COM NEW         741503403  129,868      181,000  SH        Defined     1,2,3,4     181,000
QUALCOMM INC                  COM             747525103  253,441    3,723,781  SH        Defined     1,2,3,4   3,723,781
QUEST DIAGNOSTICS INC         COM             74834L100   25,072      410,000  SH        Defined     1,2,4       410,000
RANGE RES CORP                COM             75281A109  101,589    1,747,316  SH        Defined     1,2,4     1,747,316
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106  162,857    4,864,316  SH        Defined     1,2,3,4   4,864,316
TEREX CORP NEW                COM             880779103  171,526    7,623,370  SH        Defined     1,2,3,4   7,623,370
TRANSDIGM GROUP INC           COM             893641100  274,754    2,373,482  SH        Defined     1,2,3,4   2,373,482
TRIPADVISOR INC               COM             896945201  182,661    5,120,850  SH        Defined     1,2,3,4   5,120,850
UNION PAC CORP                COM             907818108  137,495    1,279,263  SH        Defined     1,2,3,4   1,279,263
UNITEDHEALTH GROUP INC        COM             91324P102  127,035    2,155,331  SH        Defined     1,2,4     2,155,331
UNIVERSAL STAINLESS & ALLOY   COM             913837100   29,296      685,770  SH        Defined     1,3,4       685,770
VALERO ENERGY CORP NEW        COM             91913Y100   26,028    1,010,000  SH        Defined     1,2,4     1,010,000
WABCO HLDGS INC               COM             92927K102  110,163    1,821,471  SH        Defined     1,2,3,4   1,821,471
WELLPOINT INC                 COM             94973V107  210,101    2,846,892  SH        Defined     1,2,3,4   2,846,892
WESCO INTL INC                COM             95082P105  137,884    2,111,224  SH        Defined     1,2,3,4   2,111,224
